Trust for Professional Manager
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

July 23, 2010

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

Re:          Trust for Professional Managers (the “Trust”)
File Nos.: 333-62298, 811-10401

Dear Sir or Madam:

We are attaching for filing, on behalf of the Trust, Post-Effective Amendment No. 198 to the Trust’s Registration Statement on Form N-1A (“the Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 200 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended).

This Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 for the purpose of conforming the Trust’s Prospectus for its series, Schooner Growth and Income Fund (the “Fund”), to the Summary Prospectus Rule as set forth in 17 CFR Parts 230, 232, 239, and 274.

Effective September 28, 2010, the Schooner Growth and Income Fund will be changing its name to the Schooner Fund.  There will be no change to the Fund’s investment strategy as a result of the name change.

Pursuant to Rule 485(a)(1), the Trust anticipates that this filing shall become effective September 28, 2010.  At or before the effective date, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to update the audited financial statements and add certain related financial information for the Fund’s fiscal year ended May 31, 2010, incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5384.

Very truly yours,

/s/ Rachel A. Spearo

Rachel A. Spearo
For U.S. Bancorp Fund Services, LLC

Enclosures